Note 19 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of fully paid shares *	Amount
Issued ordinary shares
January 1, 2015	10,518,032	54,569
Cancelled **	(7,800)	-
December 31, 2015	10,510,232	54,569
Issued during the year	141,704	433
December 31, 2016	10,651,936	55,002
Share repurchased	(118,063)	(146)
Issued during the year	69,280	246
December 31, 2017	10,603,153	55,102